Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Preferred stock, par value	$ 0.00	$ 0.00
Preferred stock, Authorized shares	500,000	500,000
Preferred stock, shares issued	11,000	11,000
Preferred stock, shares outstanding	11,000	11,000
Common stock and additional paid in capital, par value	$ 0.00	$ 0.00
Common stock and additional paid in capital, Authorized shares	18,000,000	18,000,000
Common stock and additional paid in capital, shares issued	5,559,859	3,419,736
Common stock and additional paid in capital, shares outstanding	5,559,859	3,419,736